TERMINATION ON DISPOSAL OF SUPER TV	12 Months Ended
Dec. 31, 2015
TERMINATION ON DISPOSAL OF SUPER TV [Abstract]
TERMINATION ON DISPOSAL OF SUPER TV
3.	TERMINATION ON DISPOSAL OF SUPER TV

On October 9, 2014, the Group entered into a share transfer agreement (as amended by a supplementary agreement dated October 27, 2014) with Shanghai Tongda Venture Capital Co., Ltd. (“Tongda Venture”) and Cinda Investment Co., Ltd. ("Cinda Investment"), whereby Tongda Venture would acquire 100% equity interest of Super TV. In exchange, the Group would receive a total consideration of approximately RMB3.2 billion, consisting of RMB2.4 billion in cash and RMB0.8 billion in shares of Tongda Venture which will represent 17.24% of the ordinary shares of Tongda Venture. In connection with the transfer, Cinda Investment was granted a warrant, exercisable within three months after the completion of the sale of Super TV, to subscribe for the Company's new shares at a price of $3.33 per share for an amount between $25,000 and $30,000. In addition, Cinda Investment had the option to subscribe for no more than an 8% equity interest in each of Cyber Cloud and Joysee, the subsidiaries of the Company. The share transfer agreement would be automatically terminated if the sale of Super TV is not consummated by December 31, 2015, unless all parties agree to extend such deadline.

The share transfer agreement can only come into effect after all the relevant PRC governmental approvals are obtained. Without the approvals from relevant PRC government authorizes, the Company does not have the authority to approve the disposal of Super TV. As such, the Company classified the assets and liabilities of Super TV as held and used as of December 31, 2014, since the aforementioned approvals was not obtained.

On November 30, 2015, Tongda Venture announced that it did not obtain the approval from the China Securities Regulatory Commission (“CSRC”) for the non-public offering. The failure of obtaining the approval from CSRC resulted in the expiration of the valid period of Tongda Venture's shareholder's approval. No extension was agreed amongst the parties and therefore, the share transfer agreement was terminated on December 31, 2015.